Mid Cap Growth Portfolio (Prospectus Summary): | Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated October 4, 2011 to the Morgan Stanley Institutional Fund Trust (the "Trust") Prospectus dated January 31, 2011 of:

Mid Cap Growth Portfolio

The second sentence of the third paragraph under the section entitled "Portfolio Summary—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.